RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
JYADK [Member]
Related Party Transaction [Line Items]
Due from related parties, current	$ 513	¥ 3,321
Gopher [Member]
Related Party Transaction [Line Items]
Due to related parties - current	696	4,508
Due to related parties - noncurrent	25,000	161,945
Nai'ensi [Member]
Related Party Transaction [Line Items]
Due from related parties, non-current	$ 4,378	¥ 28,362	¥ 31,820